Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred Stock par value	$ 0.0001	$ 0.0001
Preferred Stock shares authorized	5,000,000	5,000,000
Preferred Stock shares issued	220,000	0
Preferred stock shares outstanding	220,000	0
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	200,000,000	100,000,000
Common stock shares issued	64,818,243	52,402,247
Common stock outstanding	64,818,243	52,402,247
Treasury Stock shares	23,334	23,334